OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2024
OPERATING SEGMENTS
Schedule of revenue and operating loss per segments

	Solutions	Platform	Unallocated	Total
For the period of six months ended June 30, 2024 (unaudited)
Subscriptions	$6,875	$—	$—	$6,875
SaaS-related professional services	266	—	—	266
Transactional Platforms fees	—	3,872	—	3,872
Total revenue	7,141	3,872	—	11,013

Operating loss	$(455)	$(5,990)	$(3,603)	$(10,048)

For the period of six months ended June 30, 2023 (unaudited)
Subscriptions	$6,179	$—	$—	$6,179
SaaS-related professional services	272	—	—	272
Transactional Platforms fees	—	3,465	—	3,465
Total revenue	6,451	3,465	—	9,916

Operating income (loss)	$1,324	$(5,936)	$(59,254)	$(63,866)

Schedule of geographic information on revenue

	Solutions	Platform	Total
For the period of six months ended June 30, 2024 (unaudited)
Europe	$3,024	$—	$3,024
Hong Kong	103	1,943	2,046
United States	3,327	1,111	4,438
Other	687	818	1,505
	$7,141	$3,872	$11,013

For the period of six months ended June 30, 2023 (unaudited)
Europe	$2,465	$—	$2,465
Hong Kong	236	1,541	1,777
United States	3,337	1,165	4,502
Other	413	759	1,172
	$6,451	$3,465	$9,916